INVESTMENTS IN LOANS AND SECURITIES - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value
Less than or equal to 1 year		$ 75,724
Greater than 1 year		0
Total		75,724
Unrealized Losses
Less than or equal to 1 year		(3,846)
Greater than 1 year		0
Total		(3,846)
Securitization notes
Fair Value
Less than or equal to 1 year	$ 66	59,925
Greater than 1 year	27,295	0
Total	27,361	59,925
Unrealized Losses
Less than or equal to 1 year	(1)	(1,858)
Greater than 1 year	(508)	0
Total	$ (509)	(1,858)
Securitization certificates
Fair Value
Less than or equal to 1 year		15,799
Greater than 1 year		0
Total		15,799
Unrealized Losses
Less than or equal to 1 year		(1,988)
Greater than 1 year		0
Total		$ (1,988)